The Glenmede Portfolios

Supplement dated September 27, 2006
to
Muni Intermediate and New Jersey Muni Portfolios Prospectus
dated February 28, 2006

Effective October 1, 2006, Mary Ann B. Wirts will replace Laura LaRosa as the Portfolio Manager primarily responsible for the management of the Muni Intermediate and New Jersey Muni Portfolios. Accordingly, the following information replaces the sixth and seventh paragraphs under the heading “Investment Advisor” on page 26.

Mary Ann B. Wirts, First Vice President and Managing Director of Fixed Income of the Advisor, has been the portfolio manager primarily responsible for the management of the Tax-Exempt Cash Portfolio (since November 7, 1988), the Government Cash Portfolio (since November 1996), and the Muni Intermediate and New Jersey Muni Portfolios (since October 2006). Mrs. Wirts has been employed by the Advisor and Glenmede Trust since 1982.

The following information replaces the last paragraph under the heading “Investment Advisor” on page 26.

The SAI provides additional information about Mrs. Wirts’ and Mr. Mahoney’s compensation, other accounts they manage, and their ownership of shares in the Portfolios they manage.

The Glenmede Portfolios

Supplement dated September 27, 2006
to
Statement of Additional Information
dated February 28, 2006

Muni Intermediate and New Jersey Muni Portfolios

Effective October 1, 2006, Mary Ann B. Wirts will replace Laura LaRosa as the portfolio manager primarily responsible for the management of the Muni Intermediate and New Jersey Muni Portfolios.

The following table provides information relating to other accounts managed by Mrs. Wirts as of August 31, 2006:

	Type of Accounts	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed with Performance-Based Advisory Fees	Total Assets Managed with Performance-Based Advisory Fees
Glenmede Advisers, Inc.
Mary Ann B. Wirts	Registered Investment Companies	2	$1,446,690,505	None	0
	Other Pooled Investment Vehicles	None	0	None	0
	Other Accounts	1	$2,452,647	None	0

As of August 31, 2006, Mrs. Wirts did not beneficially own any shares of the Muni Intermediate Portfolio or New Jersey Muni Portfolio.